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                                 ALL CLASSES OF
                          GOVERNMENT & AGENCY PORTFOLIO
                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                             LIQUID ASSETS PORTFOLIO
                              STIC PRIME PORTFOLIO
                               TREASURY PORTFOLIO
                                       AND
                             INSTITUTIONAL CLASS OF
                              CASH ASSETS PORTFOLIO


                        Supplement dated December 3, 2004
   to the Prospectuses dated December 2, 2004 as supplemented December 2, 2004




Beginning with the fiscal periods ending after July 9, 2004, the fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, are also available at www.aiminvestments.com. You also can review and obtain copies of the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Room, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.